Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Net loss	$ (5,059)	$ (39,353)	$ (5,523)	$ (6,014)
Adjustment:
Depreciation and amortization	251	1,951	350	8
Gain on bargain purchase		(3)
Share of losses of associate	6	43
Impairment on investment under equity method	501	3,900
Provision for (reversal of) allowance for expected credit losses, net	242	1,881	(1,403)	10,944
Changes in operating assets and liabilities:
Loans to customers	(5,954)	(46,338)	20,003	11,104
Receivables from customers and broker-dealers	79	614	10,525	(7,812)
Prepaid expenses and other current assets	(2,020)	(15,721)	248	(26)
Income taxes recoverable	22	171	(692)
Deferred tax assets	397	3,087	(982)	(1,791)
Refundable deposits	(4)	(28)	(218)
Payables to customers and clearing organizations	1,339	10,420	(30,501)	5,670
Accruals and other current liabilities	105	817	1,228	(831)
Accrued commission expenses	(54)	(418)	42	(1,714)
Lease liability	(150)	(1,169)
Income taxes payable			(1,165)	664
Cash generated from (used in) operating activities	(10,299)	(80,146)	(8,088)	10,202
Cash flows from investing activities
Acquisition of subsidiaries		2
Advance to related parties	(4)	(25)
Repayment from related parties	48	375
Purchase of property, plant and equipment	(5)	(37)
Purchase of intangible asset	(429)	(3,340)
Purchase of investment under equity method	(835)	(6,500)	(1,300)	(19)
Cash used in investing activities	(1,225)	(9,525)	(1,300)	(19)
Cash flows from financing activities
Loan from related parties	771	6,000
Deferred IPO cost			(1,052)	(161)
IPO proceed	7,734	60,176
Proceed from private offering	2,094	16,302
(Advance to) repayment from related parties			494	(7,013)
Cash (used in) generated from financing activities	10,599	82,478	(558)	(7,174)
Net change in cash, cash equivalents and cash segregated for regulatory purpose	(925)	(7,193)	(9,946)	3,009
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	5,215	40,587	50,533	47,524
Cash and cash equivalents and cash segregated for regulatory purpose at the end of the year	4,290	33,394	40,587	50,533
Supplementary cash flows information
Cash paid for income taxes	(22)	(171)	(1,727)	(69)
Supplemental schedule of non-cash investing and financing activities:
Dividends made through reduction in amount due from the shareholder				(13,322)
Initial recognition of lease obligations related to right-of-use assets			2,208
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	1,665	12,963	30,618	12,048
Cash segregated for regulatory purpose	2,625	20,431	9,969	38,485
Total cash, cash equivalents and cash segregated for regulatory purpose	$ 4,290	$ 33,394	$ 40,587	$ 50,533